13. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Directors' fees
Costs and Expenses, Related Party	$ 51,280	$ 123,035
Costs and Expenses, Related Party	(51,280)	(123,035)
Exploration personnel and program support (1)
Costs and Expenses, Related Party	658,592	371,233
Costs and Expenses, Related Party	(658,592)	(371,233)
Management fees
Costs and Expenses, Related Party	719,071	562,246
Costs and Expenses, Related Party	(719,071)	(562,246)
Change of control payment to former officer in management fees (2)
Costs and Expenses, Related Party	0	1,525,912
Costs and Expenses, Related Party	0	(1,525,912)
Professional fees
Costs and Expenses, Related Party	0	1,012,555
Costs and Expenses, Related Party	0	(1,012,555)
Share-based payments
Costs and Expenses, Related Party	770,158	458,100
Costs and Expenses, Related Party	(770,158)	(458,100)
Other income
Costs and Expenses, Related Party	0	130,000
Costs and Expenses, Related Party	0	(130,000)
Costs and Expenses, Related Party	2,199,101	3,923,081
Costs and Expenses, Related Party	$ (2,199,101)	$ (3,923,081)